Leases - Supplemental Cash Flow Information for Operating and Finance Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
ROU assets obtained in exchange for new operating lease liabilities	$ 14,866	$ 48,807
Finance lease liabilities	$ 16,039	$ 0